Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Entity Registrant Name	ExOne Co
Entity Central Index Key	0001561627
Entity Filer Category	Non-accelerated Filer